SUBSEQUENT EVENTS (Details Narrative) - Globis Acquisition Corp [Member] - USD ($)	Oct. 31, 2021	Oct. 13, 2021	Sep. 30, 2021	Jul. 19, 2021	Feb. 02, 2021	Jan. 11, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Debt Instrument, Face Amount			$ 1,000,000	$ 2,000,000			$ 100,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount		$ 3,000,000
Subsequent Event [Member] | Note Payable [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount					$ 100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 0.75
Maximum [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount				$ 2,000,000
Maximum [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount	$ 3,000,000	$ 3,000,000
Maximum [Member] | Subsequent Event [Member] | Note Payable [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount						$ 1,000,000